Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Operating Segments
The relevant segment reporting as of the indicated dates is as follows:

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.23
Net Income from interest	2,946,998,795	525,337,475	16,330,374	(484,631)	(5,496,665)	3,482,685,348
Net fee Income	587,222,167	375,440,512	—	7,954,396	(20,302,358)	950,314,717
Net Income from Financial Instruments measured at fair value through Profit or Loss	235,500,610	195,210,141	(23,413,632)	134,946,535	9,881,990	552,125,644
Income from Derecognition of Assets Measured at Amortized Cost	85,364,394	(498,842)	—	14,217	—	84,879,769
Exchange rate Differences on Foreign Currency	1,073,666,045	9,946,717	109,742,854	41,475,016	—	1,234,830,632
Other Operating Income	562,062,968	79,132,915	24,101,771	119,372,526	(15,112,753)	769,557,427
Insurance Business Result	—	—	42,825,266	—	30,435,372	73,260,638
Impairment Charge	(253,488,691)	(130,893,908)	2,387	—	—	(384,380,212)
Personnel Expenses	(507,086,859)	(156,578,537)	(25,667,021)	(19,143,318)	—	(708,475,735)
Administrative Expenses	(412,367,768)	(154,673,762)	(13,813,546)	(15,924,829)	1,663,787	(595,116,118)
Depreciation Expenses	(141,348,905)	(24,547,824)	(2,440,669)	(1,552,173)	—	(169,889,571)
Other Operating Expenses	(827,270,160)	(211,700,591)	(71,656,028)	(29,450,643)	3,391	(1,140,074,031)
Loss on net monetary position	(2,467,035,677)	(453,712,330)	(39,224,831)	(101,047,072)	—	(3,061,019,910)
Operating Income	882,216,919	52,461,966	16,786,925	136,160,024	1,072,764	1,088,698,598
Share of profit from Associates and Joint Ventures	(3,924,114)	—	9,830,413	—	—	5,906,299
Income before Taxes from Continuing Operations	878,292,805	52,461,966	26,617,338	136,160,024	1,072,764	1,094,604,897
Income Tax from Continuing Operations	(313,000,336)	(24,791,599)	(3,686,573)	(73,456,671)	—	(414,935,179)
Net Income from Continuing Operations	565,292,469	27,670,367	22,930,765	62,703,353	1,072,764	679,669,718
Net Income for the Year	565,292,469	27,670,367	22,930,765	62,703,353	1,072,764	679,669,718
Other Comprehensive Income (Loss)	—	953,677	400,102	1,755,951	—	3,109,730
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	565,292,469	28,624,044	23,335,937	64,459,304	1,072,764	682,784,518
Net Income for the Year Attributable to Non-controlling Interests	—	—	(5,070)	—	—	(5,070)

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.22
Net Income from interest	484,725,188	422,729,801	60,150,627	2,973,892	(13,175,822)	957,403,686
Net fee Income	515,909,540	353,440,839	—	146,759	(18,671,490)	850,825,648
Net Income from Financial Instruments measured at fair value through Profit or Loss	2,011,056,270	83,968,443	(40,615,972)	53,871,845	14,175,408	2,122,455,994
Income from Derecognition of Assets Measured at Amortized Cost	3,854,798	(104,469)	—	—	—	3,750,329
Exchange rate Differences on Foreign Currency	121,462,803	(820,561)	28,380	5,652,628	—	126,323,250
Other Operating Income	311,843,474	72,156,816	10,476,534	84,908,108	(16,185,018)	463,199,914
Insurance Business Result	—	—	49,667,891	—	31,115,746	80,783,637
Impairment Charge	(221,961,923)	(107,216,109)	7,552	—	—	(329,170,480)
Personnel Expenses	(419,595,628)	(153,341,955)	(23,250,309)	(12,037,049)	—	(608,224,941)
Administrative Expenses	(397,833,304)	(140,527,358)	(11,903,836)	(16,263,560)	3,324,936	(563,203,122)
Depreciation Expenses	(139,360,637)	(31,480,958)	(3,513,189)	(640,776)	—	(174,995,560)
Other Operating Expenses	(574,895,568)	(212,677,953)	(147,751)	(11,244,948)	102,271	(798,863,949)
Loss on net monetary position	(1,394,978,504)	(261,163,989)	(12,226,826)	(47,720,633)	—	(1,716,089,952)
Operating Income	300,226,509	24,962,547	28,673,101	59,646,266	686,031	414,194,454
Share of profit from Associates and Joint Ventures	(2,769,871)	—	—	—	—	(2,769,871)
Income before Taxes from Continuing Operations	297,456,638	24,962,547	28,673,101	59,646,266	686,031	411,424,583
Income Tax from Continuing Operations	(39,471,385)	(12,272,864)	(13,505,517)	(41,268,618)	—	(106,518,384)
Net Income from Continuing Operations	257,985,253	12,689,683	15,167,584	18,377,648	686,031	304,906,199
Net Income for the Year	257,985,253	12,689,683	15,167,584	18,377,648	686,031	304,906,199
Other Comprehensive Income (Loss)	(7,087,864)	(88)	(114,638)	1,172,993	—	(6,029,597)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	250,897,389	12,689,595	15,052,890	19,550,641	686,031	298,876,546
Net Income for the Year Attributable to Non-controlling Interests	—	—	56	—	—	56

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.21
Net Income from interest	842,094,131	457,742,752	28,514,085	968,583	6,917,137	1,336,236,688
Net fee Income	514,648,642	338,872,931	—	(328,712)	(21,672,748)	831,520,113
Net Income from Financial Instruments measured at fair value through Profit or Loss	1,168,510,017	5,116,173	(18,478,205)	18,104,983	(4,143,821)	1,169,109,147
Income from Derecognition of Assets Measured at Amortized Cost	199,743	2,397	—	—	—	202,140
Exchange rate Differences on Foreign Currency	45,166,343	1,785,961	478,540	7,530,208	—	54,961,052
Other Operating Income	199,585,520	72,629,463	4,628,511	55,865,038	(19,379,965)	313,328,567
Insurance Business Result	—	—	51,972,255	—	37,902,276	89,874,531
Impairment Charge	(177,205,778)	(91,152,324)	(49,144)	—	—	(268,407,246)
Personnel Expenses	(381,191,783)	(152,004,652)	(19,745,298)	(14,974,968)	—	(567,916,701)
Administrative Expenses	(395,902,701)	(133,281,094)	(9,947,325)	(12,781,010)	1,718,377	(550,193,753)
Depreciation Expenses	(132,334,299)	(40,015,064)	(4,443,613)	(481,033)	—	(177,274,009)
Other Operating Expenses	(498,587,395)	(172,413,584)	(168,048)	(5,796,056)	89,557	(676,875,526)
Loss on net monetary position	(785,631,014)	(159,047,737)	(8,083,766)	(19,380,454)	—	(972,142,971)
Operating Income	399,351,426	128,235,222	24,677,992	28,726,579	1,430,813	582,422,032
Share of profit from Associates and Joint Ventures	(1,579,260)	—	—	—	—	(1,579,260)
Income before Taxes from Continuing Operations	397,772,166	128,235,222	24,677,992	28,726,579	1,430,813	580,842,772
Income Tax from Continuing Operations	(120,121,935)	(52,140,206)	(10,182,040)	(18,178,756)	—	(200,622,937)
Net Income from Continuing Operations	277,650,231	76,095,016	14,495,952	10,547,823	1,430,813	380,219,835
Net Income for the Year	277,650,231	76,095,016	14,495,952	10,547,823	1,430,813	380,219,835
Other Comprehensive Income (Loss)	919,698	(3,876)	150,354	(48,825)	—	1,017,351
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	278,569,929	76,091,140	14,646,306	10,498,998	1,430,813	381,237,186
Net Income for the Year Attributable to Non-controlling Interests	—	—	—	—	—	—

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.23
ASSETS
Cash and Due from Banks	3,877,395,117	39,307,493	9,083,062	163,909,498	(66,371,755)	4,023,323,415
Debt Securities at fair value through profit or loss	932,449,238	127,730,276	139,133,833	36,351,629	(28,608,649)	1,207,056,327
Derivative Financial Instruments	71,096,852	13,062,447	—	3,074	(13,023,883)	71,138,490
Repurchase Transactions	2,189,005,437	212,925,524	—	—	(43,100,856)	2,358,830,105
Other Financial Assets	247,414,013	13,159,734	31,214,180	87,135,779	(19,900,923)	359,022,783
Loans and Other Financing	4,498,565,740	1,835,594,015	—	8,755,735	(132,798,676)	6,210,116,814
Other Debt Securities	3,611,947,185	238,827,451	32,348,278	—	—	3,883,122,914
Financial Assets Pledged as Collateral	778,682,816	64,271,009	—	26,983,244	—	869,937,069
Current Income Tax Assets	—	—	3,921,023	203,095	—	4,124,118
Investments in Equity Instruments	13,903,576	—	228,784	5,295,039	—	19,427,399
Equity Investments in Associates and Joint Ventures	5,342,615	—	—	—	—	5,342,615
Property, Plant and Equipment	636,056,023	65,705,155	12,955,916	1,417,668	—	716,134,762
Intangible Assets	207,346,031	17,702,550	19,964,739	4,170,595	—	249,183,915
Deferred Income Tax Assets	263,304,647	59,222,491	56,648,006	3,331,766	—	382,506,910
Insurance Contract Assets	—	—	19,798,609	—	—	19,798,609
Reinsurance Contract Assets	—	—	57,684,449	—	—	57,684,449
Other Non-financial Assets	113,182,701	14,334,951	4,834,985	24,371,158	(16)	156,723,779
Non-current Assets Held for Sale	151,024	—	—	—	—	151,024
TOTAL ASSETS	17,445,843,015	2,701,843,096	387,815,864	361,928,280	(303,804,758)	20,593,625,497
LIABILITIES
Deposits	11,177,609,307	414,436,075	—	12,433	(86,261,272)	11,505,796,543
Liabilities at Fair Value Through Profit or Loss	99,752,488	—	—	—	—	99,752,488
Derivative Financial Instruments	37,694,864	—	—	—	(13,023,883)	24,670,981
Repurchase Transactions	47,061,623	43,100,856	—	—	(43,100,856)	47,061,623
Other Financial Liabilities	1,342,736,495	1,076,171,379	—	163,198,184	(15,316,876)	2,566,789,182
Financing Received from the Argentine Central Bank and Other Financial Institutions	87,722,297	305,681,236	—	1,104,148	(116,066,549)	278,441,132
Debt Securities	31,319,030	179,803,454	—	—	(24,225,683)	186,896,801
Current Income Tax Liabilities	475,941,400	20,049,601	18,020,090	35,096,492	—	549,107,583
Subordinated Debt Securities	418,859,372	—	—	—	(4,382,966)	414,476,406
Provisions	34,880,377	4,373,927	1,640,554	203,349	—	41,098,207
Deferred Income Tax Liabilities	—	—	26,109,433	8,875,617	—	34,985,050
Insurance Contracts Liabilities	—	—	213,080,437	—	(8,309)	213,072,128
Reinsurance Contracts Liabilities	—	—	4,361,482	—	—	4,361,482
Other Non-financial Liabilities	380,239,256	102,247,570	56,251,658	23,416,320	(1,418,364)	560,736,440
TOTAL LIABILITIES	14,133,816,509	2,145,864,098	319,463,654	231,906,543	(303,804,758)	16,527,246,046

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.22
ASSETS
Cash and Due from Banks	2,725,855,727	41,607,334	80,840	73,556,868	(31,693,686)	2,809,407,083
Debt Securities at fair value through profit or loss	4,969,212,991	1,259,620	730,932	27,655,006	(25,473,024)	4,973,385,525
Derivative Financial Instruments	20,885,894	7,795,206	—	—	(7,791,345)	20,889,755
Repurchase Transactions	657,306,693	136,408,471	—	—	(68,527,163)	725,188,001
Other Financial Assets	275,252,241	8,317,798	7,240,254	61,152,656	(324,666)	351,638,283
Loans and Other Financing	5,945,794,439	2,061,965,683	—	19,257,407	(222,555,814)	7,804,461,715
Other Debt Securities	2,199,600,435	46,635,996	38,299,052	19,500,656	(2,276,311)	2,301,759,828
Financial Assets Pledged as Collateral	628,314,642	320,548,499	—	5,944,212	—	954,807,353
Current Income Tax Assets	—	—	2,312,576	262,708	—	2,575,284
Investments in Equity Instruments	14,055,265	—	—	44	—	14,055,309
Equity Investments in Associates and Joint Ventures	4,185,565	—	—	—	—	4,185,565
Property, Plant and Equipment	640,307,397	75,393,806	10,438,537	913,154	—	727,052,894
Intangible Assets	216,727,331	20,742,688	462,141	3,828,875	—	241,761,035
Deferred Income Tax Assets	—	39,172,895	2,800,982	3,763,423	—	45,737,300
Insurance Contract Assets	—	—	7,047,074	—	—	7,047,074
Reinsurance Contract Assets	—	—	199,094	—	—	199,094
Other Non-financial Assets	94,206,795	39,425,466	1,201,347	23,171,765	—	158,005,373
Non-current Assets Held for Sale	7,853	—	—	—	—	7,853
TOTAL ASSETS	18,391,713,268	2,799,273,462	70,812,829	239,006,774	(358,642,009)	21,142,164,324
LIABILITIES
Deposits	13,322,530,662	169,321,916	—	323,044	(46,157,584)	13,446,018,038
Liabilities at Fair Value Through Profit or Loss	491,036	—	—	—	—	491,036
Derivative Financial Instruments	18,425,950	—	—	—	(7,791,345)	10,634,605
Repurchase transactions	—	68,527,163	—	—	(68,527,163)	—
Other Financial Liabilities	952,944,766	1,176,347,480	—	60,855,835	(470,614)	2,189,677,467
Financing Received from the Argentine Central Bank and Other Financial Institutions	66,037,452	376,759,572	—	—	(207,582,582)	235,214,442
Debt Securities	77,730,161	372,508,043	—	—	(27,749,336)	422,488,868
Current Income Tax Liabilities	19,597,147	7,305,325	7,952,197	20,385,895	—	55,240,564
Subordinated Debt Securities	285,024,673	—	—	—	—	285,024,673
Provisions	61,705,259	1,070,388	1,253,004	346,072	—	64,374,723
Deferred Income Tax Liabilities	32,923,570	—	782,526	6,258,201	—	39,964,297
Insurance Contracts Liabilities	—	—	8,227,913	—	(27,194)	8,200,719
Other Non-financial Liabilities	421,622,872	85,808,238	12,302,582	43,700,862	(336,191)	563,098,363
TOTAL LIABILITIES	15,259,033,548	2,257,648,125	30,518,222	131,869,909	(358,642,009)	17,320,427,795
The information by geographic segments as of the indicated dates is presented below:

	Argentina	Uruguay	Adjustments	Total as of 12.31.23
Net Income from interest	3,488,182,013	—	(5,496,665)	3,482,685,348
Net fee Income	971,732,908	(1,115,833)	(20,302,358)	950,314,717
Net Income from Financial Instruments measured at fair value through Profit or Loss	541,466,725	776,929	9,881,990	552,125,644
Income from Derecognition of Assets Measured at Amortized Cost	84,879,769	—	—	84,879,769
Exchange rate Differences on Foreign Currency	1,234,508,717	321,915	—	1,234,830,632
Other Operating Income	784,133,062	537,118	(15,112,753)	769,557,427
Insurance Business Result	42,825,266	—	30,435,372	73,260,638
Impairment Charge	(384,380,212)	—	—	(384,380,212)
Personnel Expenses	(707,724,388)	(751,347)	—	(708,475,735)
Administrative Expenses	(595,683,246)	(1,096,659)	1,663,787	(595,116,118)
Depreciation Expenses	(169,871,396)	(18,175)	—	(169,889,571)
Other Operating Expenses	(1,140,071,316)	(6,106)	3,391	(1,140,074,031)
Loss on net monetary position	(3,059,864,083)	(1,155,827)	—	(3,061,019,910)
Operating Income	1,090,133,819	(2,507,985)	1,072,764	1,088,698,598
Share of profit from Associates and Joint Ventures	5,906,299	—	—	5,906,299
Income before Taxes from Continuing Operations	1,096,040,118	(2,507,985)	1,072,764	1,094,604,897
Income Tax from Continuing Operations	(414,935,179)	—	—	(414,935,179)
Net Income from Continuing Operations	681,104,939	(2,507,985)	1,072,764	679,669,718
Net Income for the Year	681,104,939	(2,507,985)	1,072,764	679,669,718
Other Comprehensive Income (Loss)	1,352,964	1,756,766	—	3,109,730
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	682,462,973	(751,219)	1,072,764	682,784,518
Net Income for the Year Attributable to Non-controlling Interests	(5,070)	—	—	(5,070)

	Argentina	Uruguay	Adjustments	Total as of 12.31.22
Net Income from interest	970,579,508	—	(13,175,822)	957,403,686
Net fee Income	869,745,044	(247,906)	(18,671,490)	850,825,648
Net Income from Financial Instruments measured at fair value through Profit or Loss	2,108,000,991	279,595	14,175,408	2,122,455,994
Income from Derecognition of Assets Measured at Amortized Cost	3,750,329	—	—	3,750,329
Exchange rate Differences on Foreign Currency	126,273,282	49,968	—	126,323,250
Other Operating Income	479,260,094	124,838	(16,185,018)	463,199,914
Insurance Business Result	49,667,891	—	31,115,746	80,783,637
Impairment Charge	(329,170,480)	—	—	(329,170,480)
Personnel Expenses	(607,782,210)	(442,731)	—	(608,224,941)
Administrative Expenses	(565,562,552)	(965,506)	3,324,936	(563,203,122)
Depreciation Expenses	(174,990,752)	(4,808)	—	(174,995,560)
Other Operating Expenses	(798,963,809)	(2,411)	102,271	(798,863,949)
Loss on net monetary position	(1,715,639,625)	(450,327)	—	(1,716,089,952)
Operating Income	415,167,711	(1,659,288)	686,031	414,194,454
Share of profit from Associates and Joint Ventures	(2,769,871)	—	—	(2,769,871)
Income before Taxes from Continuing Operations	412,397,840	(1,659,288)	686,031	411,424,583
Income Tax from Continuing Operations	(106,518,384)	—	—	(106,518,384)
Net Income from Continuing Operations	305,879,456	(1,659,288)	686,031	304,906,199
Net Income for the Year	305,879,456	(1,659,288)	686,031	304,906,199
Other Comprehensive Income (Loss)	(7,202,589)	1,172,992	—	(6,029,597)
Net Income (Loss) for the Year Attributable to Parent Company´s Owners	298,676,811	(486,296)	686,031	298,876,546
Net Income for the Year Attributable to Non-controlling Interests	56	—	—	56

	Argentina	Uruguay	Adjustments	Total as of 12.31.23
ASSETS
Cash and Due from Banks	4,087,968,029	1,727,141	(66,371,755)	4,023,323,415
Debt Securities at fair value through profit or loss	1,235,664,976	—	(28,608,649)	1,207,056,327
Derivative Financial Instruments	84,159,299	3,074	(13,023,883)	71,138,490
Repurchase Transactions	2,401,930,961	—	(43,100,856)	2,358,830,105
Other Financial Assets	378,923,706	—	(19,900,923)	359,022,783
Loans and Other Financing	6,342,894,453	21,037	(132,798,676)	6,210,116,814
Other Debt Securities	3,883,122,914	—	—	3,883,122,914
Financial Assets Pledged as Collateral	868,602,531	1,334,538	—	869,937,069
Current Income Tax Assets	4,124,118	—	—	4,124,118
Investments in Equity Instruments	19,427,399	—	—	19,427,399
Equity Investments in Associates and Joint Ventures	5,342,615	—	—	5,342,615
Property, Plant and Equipment	715,594,914	539,848	—	716,134,762
Intangible Assets	249,182,252	1,663	—	249,183,915
Deferred Income Tax Assets	382,506,910	—	—	382,506,910
Insurance Contract Assets	19,798,609	—	—	19,798,609
Reinsurance Contract Assets	57,684,449	—	—	57,684,449
Other Non-financial Assets	156,703,361	20,434	(16)	156,723,779
Non-current Assets Held for Sale	151,024	—	—	151,024
TOTAL ASSETS	20,893,782,520	3,647,735	(303,804,758)	20,593,625,497
LIABILITIES
Deposits	11,592,057,815	—	(86,261,272)	11,505,796,543
Liabilities at Fair Value Through Profit or Loss	99,752,488	—	—	99,752,488
Derivative Financial Instruments	37,694,864	—	(13,023,883)	24,670,981
Repurchase Transactions	90,162,479	—	(43,100,856)	47,061,623
Other Financial Liabilities	2,581,580,164	525,894	(15,316,876)	2,566,789,182
Financing Received from the Argentine Central Bank and Other Financial Institutions	394,507,681	—	(116,066,549)	278,441,132
Debt Securities	211,122,484	—	(24,225,683)	186,896,801
Current Income Tax Liabilities	549,107,583	—	—	549,107,583
Subordinated Debt Securities	418,859,372	—	(4,382,966)	414,476,406
Provisions	41,098,207	—	—	41,098,207
Deferred Income Tax Liabilities	34,985,050	—	—	34,985,050
Insurance Contracts Liabilities	213,080,437	—	(8,309)	213,072,128
Reinsurance Contracts Liabilities	4,361,482	—	—	4,361,482
Other Non-financial Liabilities	560,446,926	1,707,878	(1,418,364)	560,736,440
TOTAL LIABILITIES	16,828,817,032	2,233,772	(303,804,758)	16,527,246,046

	Argentina	Uruguay	Adjustments	Total as of 12.31.22
Cash and Due from Banks	2,817,690,230	23,410,539	(31,693,686)	2,809,407,083
Debt Securities at fair value through profit or loss	4,996,746,536	2,112,013	(25,473,024)	4,973,385,525
Derivative Financial Instruments	28,681,100	—	(7,791,345)	20,889,755
Repurchase Transactions	793,715,164	—	(68,527,163)	725,188,001
Other Financial Assets	351,962,949	—	(324,666)	351,638,283
Loans and Other Financing	8,027,016,795	734	(222,555,814)	7,804,461,715
Other Debt Securities	2,304,036,139	—	(2,276,311)	2,301,759,828
Financial Assets Pledged as Collateral	953,694,724	1,112,629	—	954,807,353
Current Income Tax Assets	2,575,284	—	—	2,575,284
Investments in Equity Instruments	14,055,309	—	—	14,055,309
Equity Investments in Associates and Joint Ventures	4,185,565	—	—	4,185,565
Property, Plant and Equipment	727,040,389	12,505	—	727,052,894
Intangible Assets	241,757,156	3,879	—	241,761,035
Deferred Income Tax Assets	45,737,300	—	—	45,737,300
Insurance Contract Assets	7,047,074	—	—	7,047,074
Reinsurance Contract Assets	199,094	—	—	199,094
Other Non-financial Assets	157,997,589	7,784	—	158,005,373
Non-current Assets Held for Sale	7,853	—	—	7,853
TOTAL ASSETS	21,474,146,250	26,660,083	(358,642,009)	21,142,164,324
Deposits	13,492,175,622	—	(46,157,584)	13,446,018,038
Liabilities at Fair Value Through Profit or Loss	491,036	—	—	491,036
Derivative Financial Instruments	18,425,950	—	(7,791,345)	10,634,605
Repurchase Transactions	68,527,163	—	(68,527,163)	—
Other Financial Liabilities	2,166,108,751	24,039,332	(470,616)	2,189,677,467
Financing Received from the Argentine Central Bank and Other Financial Institutions	442,797,024	—	(207,582,582)	235,214,442
Debt Securities	450,238,204	—	(27,749,336)	422,488,868
Current Income Tax Liabilities	55,240,564	—	—	55,240,564
Subordinated Debt Securities	285,024,673	—	—	285,024,673
Provisions	64,374,723	—	—	64,374,723
Deferred Income Tax Liabilities	39,964,297	—	—	39,964,297
Insurance Contracts Liabilities	8,227,913	—	(27,194)	8,200,719
Other Non-financial Liabilities	561,374,663	2,059,892	(336,192)	563,098,363
TOTAL LIABILITIES	17,652,970,583	26,099,224	(358,642,012)	17,320,427,795